Independent Directors' Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
INDEPENDENT DIRECTORS' STOCK OPTION PLAN
INDEPENDENT DIRECTORS’ STOCK OPTION PLAN
The Company’s IDSOP authorizes the grant of non-qualified stock options to the Company’s independent directors, subject to the discretion of the board of directors and the applicable limitations of the IDSOP. The term of the IDSOP is 10 years, at which time any outstanding options will be forfeited. The exercise price for the options granted under the IDSOP was $9.15 per share for 2005 and 2006, and $9.10 per share for 2007, 2008 and 2009. The Company does not intend to continue to grant options under the IDSOP; however, the exercise price for any future options granted under the IDSOP will be at least 100% of the fair market value of the Company’s common stock as of the date the option is granted. As of December 31, 2012 and 2011, the Company had granted options to purchase 50,000 shares under the IDSOP and options to purchase 45,000 shares at a weighted average exercise price of $9.12 per share remained outstanding. No shares were granted or exercised pursuant to the IDSOP for the years ended December 31, 2012 and 2011. A total of 1,000,000 shares have been authorized and reserved for issuance under the IDSOP.
During the years ended December 31, 2012 and 2011, the Company did not record any stock-based compensation charges, as all stock-based compensation charges related to unvested share-based compensation awards granted under the IDSOP had previously been recognized. During the year ended December 31, 2010, the Company recorded stock-based compensation charges of $7,000. Stock-based compensation expense is based on awards ultimately expected to vest and reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company’s calculations assume no forfeitures.
As of December 31, 2012 and 2011, all of the outstanding options were fully vested and had a weighted average contractual remaining life of 4.23 years and 5.27 years, respectively, and an intrinsic value of $10,000. The fair value of each stock option granted was estimated as of the date of the grant using the Black-Scholes method with the following assumptions: a weighted average risk-free interest rate from 3.47% to 5.07%, a projected future dividend yield from 6.25% to 7.00%, expected volatility from 0.00% to 36.21%, and an expected life of an option of 10 years. The Company used the calculated value method to determine volatility as calculated using the Composite REIT Index.